UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:	$128,075	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ACT MFG INC COM
000973107
$278
62,500
Sole
None
62,500
ALLTEL CORP COM
020039103
$697
12,034
Sole
None
12,034
AMERICAN EXPRESS CO COM
025816109
$566
19,490
Sole
None
19,490
AMERICAN INTL GROUP COM
026874107
$937
12,009
Sole
None
12,009
AMERIPATH INC COM
03071D109
$4,863
185,200
Sole
None
185,200
AT&T CORP COM
001957505
$1,367
70,817
Sole
None
70,817
BAKER HUGHES INC COM
057224107
$1,067
36,850
Sole
None
36,850
BANKAMERICA CORP NEW COM
060505104
$592
10,137
Sole
None
10,137
BIG LOTS INC COM
089302103
$1,273
153,600
Sole
None
153,600
BRIGHT HORIZON FAMILY COM
109195107
$2,028
75,100
Sole
None
75,100
BRINKER INTL INC COM
109641100
$2,170
91,870
Sole
None
91,870
BRISTOL MYERS SQUIBB COM
110122108
$333
6,000
Sole
None
6,000
BRITISH PETE PLC AMERN SH
055622104
$775
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,156
58,115
Sole
None
58,115
CANADIAN NATL RY CO COM
136375102
$1,103
29,000
Sole
None
29,000
CARDINAL HEALTH
14149Y108
$828
11,200
Sole
None
11,200
CATERPILLAR INC DEL COM
149123101
$1,221
27,250
Sole
None
27,250
CENDANT CORP COM
151313103
$1,813
141,630
Sole
None
141,630
CENTEX CORP COM
152312104
$627
18,600
Sole
None
18,600
CENTURYTEL INC COM
156700106
$1,258
37,550
Sole
None
37,550
CHART INDS INC COM
16115Q100
$693
237,325
Sole
None
237,325
CISCO SYS INC COM
17275R102
$997
81,885
Sole
None
81,885
COMPUWARE
205638109
$647
77,700
Sole
None
77,700
CROSSMANN CMNTYS INC COM
22764E109
$1,325
50,450
Sole
None
50,450
DELPHI AUTOMOTIVE SYS CORP
COM
247126105
$124
10,590
Sole
None
10,590
DISNEY WALT CO COM
254687106
$724
38,900
Sole
None
38,900
DOW CHEM CO COM
260543103
$205
6,264
Sole
None
6,264
DUKE REALTY INVT INC COM
NEW
264411505
$1,265
53,400
Sole
None
53,400
EASTMAN KODAK CO COM
277461109
$1,089
33,465
Sole
None
33,465
EEX CORP COM
26842V207
$52
37,000
Sole
None
37,000
ELAN PLC ADR
284131208
$456
9,416
Sole
None
9,416
ENRON CORP COM
293561106
$2,219
81,480
Sole
None
81,480
EOG RES INC COM
26875P101
$1,229
42,490
Sole
None
42,490
EXXON CORP COM
30231G102
$737
18,708
Sole
None
18,708
FIRST ESSEX BANCORP
320103104
$1,442
54,950
Sole
None
54,950
FIRSTMERIT CORP COM
337915102
$2,369
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,328
34,500
Sole
None
34,500
FORD MTR CO DEL COM
345370860
$189
10,876
Sole
None
10,876
FRANKLIN RES INC COM
354613101
$413
11,900
Sole
None
11,900
GATX CORP COM
361448103
$1,117
33,200
Sole
None
33,200
GENCORP INC COM
368682100
$1,100
96,974
Sole
None
96,974
GENERAL MTRS CORP CL H
NEW
370442832
$241
18,074
Sole
None
18,074
GENERAL MTRS CORP COM
370442105
$727
16,951
Sole
None
16,951
HALLIBURTON CO COM
406216101
$959
42,510
Sole
None
42,510
HARTFORD FINL SVCS COM
416515104
$740
12,600
Sole
None
12,600
HCA-THE HEALTHCARE
COMPANY
404119109
$2,778
62,699
Sole
None
62,699
HEWLETT-PACKARD
428236103
$1,404
87,474
Sole
None
87,474
HILFIGER TOMMY CORP ORD
G8915Z102
$950
106,100
Sole
None
106,100
HORACE MANN EDUCTR CP
COM
440327104
$1,377
77,994
Sole
None
77,994
HUFFY CORP COM
444356109
$262
41,950
Sole
None
41,950
INTEL CORP COM
458140100
$2,113
103,362
Sole
None
103,362
INTERNATIONAL BUS MACH
COM
459200101
$265
2,885
Sole
None
2,885
INTL PAPER CO COM
460146103
$264
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,183
26,400
Sole
None
26,400
J P MORGAN CHASE & CO COM
46625H100
$863
25,261
Sole
None
25,261
KENNAMETAL INC COM
489170100
$1,902
59,600
Sole
None
59,600
KIMBERLY CLARK CORP COM
494368103
$423
6,825
Sole
None
6,825
LEHMAN BROS HLDGS INC COM
524908100
$2,688
47,290
Sole
None
47,290
LOEWS CORP COM
540424108
$1,006
21,744
Sole
None
21,744
MASSEY ENERGY CORP COM
576206106
$497
33,900
Sole
None
33,900
MENTOR CORP MINN COM
587188103
$779
30,800
Sole
None
30,800
MERCK & CO INC COM
589331107
$3,483
52,304
Sole
None
52,304
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$370
7,972
Sole
None
7,972
MOTOROLA
620076109
$1,762
112,960
Sole
None
112,960
NATIONAL CITY CORP COM
635405103
$913
30,476
Sole
None
30,476
NATIONAL SEMICONDUCTOR
COM
637640103
$2,312
105,102
Sole
None
105,102
NATIONWIDE FINL SVCS CL A
638612101
$1,389
37,350
Sole
None
37,350
NORDSON CORP COM
655663102
$1,381
63,200
Sole
None
63,200
NORDSTROM INC
655664100
$1,589
109,990
Sole
None
109,990
OHIO SVGS FINL CORP COM
677502106
$717
237
Sole
None
237
OMNICARE INC COM
681904108
$1,070
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,467
116,620
Sole
None
116,620
OWENS & MINOR INC NEW COM
690732102
$2,978
146,704
Sole
None
146,704
PFIZER INC COM
717081103
$383
9,540
Sole
None
9,540
POLYONE CORP COM
73179p106
$334
42,875
Sole
None
42,875
PROGRESSIVE CORP OHIO COM
743315103
$6,732
50,273
Sole
None
50,273
QUALITY DINING INC COM
74756P105
$193
77,000
Sole
None
77,000
READERS DIGEST ASSN INC
COMMON
755267101
$988
53,700
Sole
None
53,700
SBC COMMUNICATIONS INC
COM
78387G103
$2,317
49,175
Sole
None
49,175
SCHLUMBERGER LTD COM
806857108
$2,438
53,350
Sole
None
53,350
SCI SYSTEMS INC
783890106
$1,678
93,200
Sole
None
93,200
SCOTTS CO CL A
810186106
$1,903
55,820
Sole
None
55,820
SCUDDER NEW ASIA FD COM
811183102
$340
48,350
Sole
None
48,350
SIMON PPTY GROUP NEW COM
828806109
$1,028
38,202
Sole
None
38,202
ST PAUL CO
792860108
$1,711
41,500
Sole
None
41,500
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$1,770
80,464
Sole
None
80,464
STERIS CORP COM
859152100
$3,410
173,452
Sole
None
173,452
TENET HEALTHCARE CORP COM
88033G100
$1,034
17,340
Sole
None
17,340
TERADYNE INC COM
880770102
$1,015
52,050
Sole
None
52,050
TETRA TECH INC NEW COM
88162G103
$1,143
51,700
Sole
None
51,700
TEXACO INC COM
881694103
$527
8,100
Sole
None
8,100
TOLL BROTHERS INC COM
889478103
$265
8,934
Sole
None
8,934
TRANSOCEAN SEDCO FOREX
INC
g90078109
$1,850
70,079
Sole
None
70,079
TRW INC COM
872649108
$1,814
60,829
Sole
None
60,829
UBS AG ORD
H8920M855
$632
13,704
Sole
None
13,704
VERIZON COMMUNICATIONS
COM
92343V104
$1,840
34,009
Sole
None
34,009
WACHOVIA CORP 2ND NEW
COM
929903102
$2,441
78,746
Sole
None
78,746
WAL-MART STORES
931142103
$238
4,800
Sole
None
4,800
WILD OATS MARKETS INC COM
96808B107
$1,834
231,009
Sole
None
231,009
WORLDCOM INC COM
98157D106
$1,694
112,621
Sole
None
112,621









$128,075